SUBSIDIARIES - Schedule of Significant Subsidiaries (Details)	Dec. 31, 2019	Dec. 31, 2019 vessel	Dec. 31, 2019 tax_lease	Dec. 31, 2018 vessel
Ownership interests:
Ownership in subsidiary	100.00%
Number of leased shipping vessels		1	1	1
Faraway Maritime Shipping Company
Ownership interests:
Ownership in subsidiary	60.00%
PT Pesona
Ownership interests:
Third-party ownership of subsidiary	51.00%